Schedules of Investments As of October 31, 2020

Permanent Portfolio®

Class A – PRPDX | Class C – PRPHX | Class I – PRPFX

Short-Term Treasury Portfolio

Class I – PRTBX

Versatile Bond Portfolio

Class A – PRVDX | Class C – PRVHX | Class I – PRVBX

Aggressive Growth Portfolio

Class A – PAGDX | Class C – PAGHX | Class I – PAGRX

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s Annual and Semi-Annual Reports to Shareholders (“Reports”) will no longer be sent by mail unless you specifically request paper copies of the Reports. Instead, the Reports will be made available on the Fund’s website (http://www.permanentportfoliofunds.com/fund-documents.html) and you will be notified by mail each time a Report is posted, and provided with the website address to access the Report.

If you have already elected to receive the Reports electronically, you will not be affected by this change and you need not take any further action. You may also elect to receive the Reports and other communications from the Fund electronically. Shareholders who own the Fund’s Portfolios directly should either access their shareholder account online by visiting our website (http://www.permanentportfoliofunds.com), or by calling our Shareholder Services Office at (800) 531-5142. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to continue to receive all future Reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your Reports by calling our Shareholder Services Office at (800) 531-5142. If you own your shares through a financial intermediary, you must contact your financial intermediary to elect to continue to receive paper copies of your Reports. Your election to receive paper copies of the Reports will apply to all Fund Portfolios held directly or to all Fund Portfolios held through your financial intermediary as applicable.

PERMANENT PORTFOLIO® Schedule of Investments October 31, 2020 (Unaudited)

Quantity			Market Value
		GOLD ASSETS — 22.56% of Total Net Assets
	157,203 Troy Oz.	Gold bullion (a)	$295,132,167
	95,000 Coins	One-ounce gold coins (a)	182,772,500

		Total Gold Assets (identified cost $227,930,605)	$477,904,667

		SILVER ASSETS — 5.80% of Total Net Assets
	5,206,356 Troy Oz.	Silver bullion (a)	$122,958,517

		Total Silver Assets (identified cost $69,802,829)	$122,958,517

Principal Amount
		SWISS FRANC ASSETS — 8.10% of Total Net Assets
CHF	70,000,000	2.000% Swiss Confederation Bonds, 04-28-21	$77,338,388
CHF	30,000,000	2.000% Swiss Confederation Bonds, 05-25-22	34,156,715
CHF	15,000,000	4.000% Swiss Confederation Bonds, 02-11-23	18,166,367
CHF	15,000,000	1.250% Swiss Confederation Bonds, 06-11-24	17,587,927
CHF	10,000,000	1.500% Swiss Confederation Bonds, 07-24-25	12,106,440
CHF	10,000,000	1.250% Swiss Confederation Bonds, 05-28-26	12,135,885

		Total Swiss Franc Assets (identified cost $169,768,725)	$171,491,722

Number of Shares
		REAL ESTATE AND NATURAL RESOURCE STOCKS — 18.38% of Total Net Assets

		NATURAL RESOURCES — 9.17% of Total Net Assets
	400,000	Apache Corporation	$3,320,000
	350,000	BHP Group, Ltd. (b)	16,838,500
	350,000	BP, p.l.c. (b)	5,418,000
	500,000	Cameco Corporation	4,755,000
	350,000	Canadian Natural Resources Ltd.	5,582,500
	350,000	Chevron Corporation	24,325,000
	350,000	ConocoPhillips	10,017,000
	500,000	Devon Energy Corporation	4,465,000
	350,000	Exxon Mobil Corporation	11,417,000
	4,000,000	Freeport-McMoRan, Inc.	69,360,000
	500,000	Murphy Oil Corporation	3,860,000
	150,000	Nutrien, Ltd.	6,102,000
	250,000	Occidental Petroleum Corporation	2,282,500
	100,000	Occidental Petroleum Corporation warrants (a)	247,000
	400,000	Ovintiv, Inc.	3,680,000
	250,000	Rio Tinto p.l.c (b)	14,192,500
	450,000	South32 Limited (b)	3,172,500
	500,000	Vale S.A. (b)	5,285,000

			$194,319,500

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments October 31, 2020 (Unaudited)

Number of Shares		Market Value
	REAL ESTATE — 9.21% of Total Net Assets
125,000	Alexander & Baldwin, Inc.	$1,606,250
100,000	AvalonBay Communities, Inc.	13,913,000
75,000	Boston Properties, Inc.	5,430,750
125,000	Digital Realty Trust, Inc.	18,037,500
125,000	Duke Realty Corporation	4,748,750
100,000	Essex Property Trust, Inc.	20,459,000
100,000	Federal Realty Investment Trust	6,878,000
900,000	Franklin Street Properties Corporation	3,780,000
175,000	Highwoods Properties, Inc.	5,209,750
250,000	Investors Real Estate Trust	16,852,500
250,000	Kimco Realty Corporation	2,565,000
500,000	Outfront Media, Inc.	6,555,000
175,000	Prologis, Inc.	17,360,000
175,000	Regency Centers Corporation	6,228,250
100,000	Simon Property Group, Inc.	6,281,000
80,000	Texas Pacific Land Trust	36,032,800
125,000	UDR, Inc.	3,905,000
250,000	UMH Properties, Inc.	3,407,500
200,000	Urstadt Biddle Properties, Inc.	1,734,000
500,000	Urstadt Biddle Properties, Inc. Class A	4,755,000
100,000	Vornado Realty Trust	3,073,000
125,000	Washington Real Estate Investment Trust	2,185,000
150,000	Weyerhaeuser Company	4,093,500

		$195,090,550

	Total Real Estate and Natural Resource Stocks (identified cost $491,213,616)	$389,410,050

	AGGRESSIVE GROWTH STOCKS — 18.66% of Total Net Assets

	AEROSPACE — .99% of Total Net Assets
60,000	Lockheed Martin Corporation	$21,007,800

		$21,007,800
	CHEMICALS — 1.05% of Total Net Assets
60,000	Air Products & Chemicals, Inc.	$16,574,400
60,000	Albemarle Corporation	5,592,600

		$22,167,000
	COMPUTER SOFTWARE & SERVICES — 3.79% of Total Net Assets
60,000	Autodesk, Inc. (a)	$14,132,400
250,000	Sailpoint Technologies Holdings, Inc. (a)	10,377,500
200,000	Twilio, Inc. Class A (a)	55,794,000

		$80,303,900
	ELECTRICAL EQUIPMENT & ELECTRONICS — 1.41% of Total Net Assets
30,000	Broadcom, Inc.	$10,488,900
100,000	Intel Corporation	4,428,000
30,000	NVIDIA Corporation	15,040,800

		$29,957,700

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments October 31, 2020 (Unaudited)

Number of Shares		Market Value
	ENERGY SERVICES & PROCESSING — .26% of Total Net Assets
150,000	HollyFrontier Corporation	$2,776,500
60,000	Phillips 66	2,799,600

		$5,576,100
	ENGINEERING & CONSTRUCTION — .39% of Total Net Assets
100,000	Fluor Corporation	$1,135,000
100,000	Lennar Corporation Class A	7,023,000

		$8,158,000
	ENTERTAINMENT & LEISURE — 3.03% of Total Net Assets
60,000	Disney (Walt) Company	$7,275,000
200,000	Facebook, Inc. Class A (a)	52,622,000
60,000	Wynn Resorts, Ltd.	4,345,800

		$64,242,800
	FINANCIAL SERVICES — 1.66% of Total Net Assets
60,000	First Republic Bank	$7,568,400
400,000	KeyCorp	5,192,000
150,000	Morgan Stanley	7,222,500
150,000	Schwab (Charles) Corporation	6,166,500
60,000	State Street Corporation	3,534,000
30,000	Visa, Inc. Class A	5,451,300

		$35,134,700
	MANUFACTURING — 1.96% of Total Net Assets
60,000	Agilent Technologies, Inc.	$6,125,400
60,000	Illinois Tool Works, Inc.	11,752,800
60,000	IPG Photonics Corporation (a)	11,157,600
60,000	Parker-Hannifin Corporation	12,501,600

		$41,537,400
	MATERIALS — .23% of Total Net Assets
100,000	Nucor Corporation	$4,776,000

		$4,776,000
	PHARMACEUTICALS — 1.22% of Total Net Assets
60,000	Amgen, Inc.	$13,016,400
250,000	Atara Biotherapeutics, Inc. (a)	3,227,500
200,000	Cortexyme, Inc. (a)	9,574,000

		$25,817,900
	RETAIL — 1.27% of Total Net Assets
60,000	Costco Wholesale Corporation	$21,457,200
60,000	Williams-Sonoma, Inc.	5,472,600

		$26,929,800
	TRANSPORTATION — 1.40% of Total Net Assets
60,000	FedEx Corporation	$15,568,200
60,000	Kansas City Southern	10,568,400
70,000	Ryder System, Inc.	3,448,200

		$29,584,800

	Total Aggressive Growth Stocks (identified cost $165,623,647)	$395,193,900

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments October 31, 2020 (Unaudited)

Principal Amount		Market Value
	DOLLAR ASSETS — 26.00% of Total Net Assets

	CORPORATE BONDS — 20.82% of Total Net Assets

	ADVERTISING & MARKETING — .12% of Total Net Assets
$2,375,000	4.000% The Interpublic Group of Companies, Inc., 03-15-22	$2,472,641

		$2,472,641
	AEROSPACE — .15% of Total Net Assets
3,000,000	2.550% Northrop Grumman Corporation, 10-15-22	$3,122,213

		$3,122,213
	AUTOMOBILES — .24% of Total Net Assets
5,150,000	1.044% Ford Motor Credit Company, LLC, 04-05-21 (c)	$5,090,930

		$5,090,930
	CHEMICALS — .18% of Total Net Assets
2,500,000	1.330% Albemarle Corporation, 11-15-22 (c)	$2,491,420
1,300,000	3.500% Eastman Chemical Company, 12-01-21	1,339,196

		$3,830,616
	COMPUTER SOFTWARE & SERVICES — .35% of Total Net Assets
7,350,000	.929% Hewlett Packard Enterprise Company, 03-12-21 (c)	$7,357,773

		$7,357,773
	CONSUMER PRODUCTS — 2.90% of Total Net Assets
5,255,000	2.850% Altria Group, Inc., 08-09-22	$5,473,427
7,500,000	2.764% B.A.T. Capital Corporation, 08-15-22	7,786,946
3,500,000	1.160% B.A.T. Capital Corporation, 08-15-22 (c)	3,523,807
1,257,000	3.250% Beam Suntory, Inc., 05-15-22	1,300,928
6,110,000	2.450% Church & Dwight Company, Inc., 08-01-22	6,301,029
8,004,000	3.250% Conagra Brands, Inc., 9-15-22	8,406,465
3,250,000	.770% General Mills, Inc., 04-16-21 (c)	3,254,311
3,000,000	3.625% Mondelez International, Inc., 05-07-23	3,218,769
5,500,000	2.000% Mondelez International Holdings, NE, 10-28-21 (d)	5,582,613
2,784,000	4.250% Pernod Ricard SA, 07-15-22 (d)	2,953,178
3,000,000	.782% Reckitt Benckiser Treasury Services PLC, 06-24-22 (c)(d)	3,012,485
6,500,000	2.750% Reckitt Benckiser Treasury Services PLC, 06-26-24 (d)	6,934,736
3,500,000	2.550% Suntory Holdings, Ltd., 06-28-22 (d)	3,608,371

		$61,357,065
	ENERGY SERVICES & PROCESSING — .84% of Total Net Assets
3,335,000	1.516% Kinder Morgan, Inc., 01-15-23 (c)	$3,355,379
5,000,000	4.750% Marathon Petroleum Corporation, 12-15-23	5,488,877
5,000,000	2.700% Valero Energy Corporation, 04-15-23	5,154,848
4,000,000	1.402% Valero Energy Corporation, 09-15-23 (c)	4,000,422

		$17,999,526
	ENGINEERING & CONSTRUCTION — 1.22% of Total Net Assets
4,575,000	2.550% D.R. Horton, Inc., 12-01-20	$4,582,050
7,500,000	4.375% D.R. Horton, Inc., 09-15-22	7,964,021
6,000,000	4.750% D.R. Horton, Inc., 02-15-23	6,486,390
4,000,000	2.500% D.R. Horton, Inc., 10-15-24	4,230,214
2,500,000	3.950% NVR, Inc., 09-15-22	2,638,760

		$25,901,435

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments October 31, 2020 (Unaudited)

Principal Amount		Market Value
	FINANCIAL SERVICES — 4.97% of Total Net Assets
$9,000,000	4.000% Apollo Management Holdings, LLC, 05-30-24 (d)	$9,946,746
2,000,000	4.250% Associated Banc-Corp, 01-15-25	2,098,182
5,000,000	3.500% Associated Bank, N.A. of Green Bay, 08-13-21	5,104,035
5,500,000	.934% Capital One Financial Corporation, 01-30-23 (c)	5,506,278
5,000,000	2.150% Capital One Financial Corporation, 09-06-22	5,148,038
7,500,000	3.500% First Horizon National Corporation, 12-15-20	7,504,688
4,000,000	3.000% Goldman Sachs Group, Inc., 04-26-22	4,051,194
7,010,000	1.324% Goldman Sachs Group, Inc., 04-26-22 (c)	7,037,542
2,000,000	5.500% Jefferies Group, LLC, 10-18-23	2,195,379
4,500,000	3.514% JPMorgan Chase & Company, 06-18-22 (c)	4,588,958
40,000,000	.886% Manufacturers & Traders Trust Company, 12-01-21 (c)	39,994,700
6,500,000	4.875% Morgan Stanley, 11-01-22	7,034,336
5,000,000	1.300% Wells Fargo & Company, 11-22-22 (c)	4,994,750

		$105,204,826
	INSURANCE — 1.14% of Total Net Assets
5,220,000	1.005% Evernorth Health, Inc., 11-30-20 (c)	$5,220,089
2,920,000	3.800% Globe Life, Inc., 09-15-22	3,091,046
10,000,000	5.000% Infinity Property & Casualty Corporation, 09-19-22	10,625,695
4,530,000	7.625% Massachusetts Mutual Life Insurance Company, 11-15-23 (d)	5,144,218

		$24,081,048
	LODGING — .10% of Total Net Assets
2,000,000	3.375% Hyatt Hotels Corporation, 07-15-23	$2,083,355

		$2,083,355
	MANUFACTURING — .47% of Total Net Assets
2,445,000	3.875% Kennametal, Inc., 02-15-22	$2,514,962
5,000,000	4.625% Kennametal, Inc., 06-15-28	5,443,678
1,972,000	4.875% Xylem, Inc., 10-01-21	2,049,915

		$10,008,555
	NATURAL RESOURCES — 2.02% of Total Net Assets
1,600,000	3.375% Agrium, Inc., 03-15-25	$1,700,367
6,000,000	2.950% Canadian Natural Resources Ltd., 01-15-23	6,216,390
5,000,000	4.875% EQT Corporation, 11-15-21	5,100,000
848,000	2.800% Marathon Oil Corporation, 11-01-22	863,574
6,150,000	3.750% Mosaic Company, 11-15-21	6,287,834
4,250,000	3.250% Mosaic Company, 11-15-22	4,437,329
3,550,000	4.250% Mosaic Company, 11-15-23	3,859,864
4,000,000	5.750% Newfield Exploration Company, 01-30-22	4,040,000
2,935,000	3.150% Nutrien, Ltd., 10-01-22	3,061,874
7,500,000	6.950% Occidental Petroleum Corporation, 07-01-24	7,141,886

		$42,709,118
	PHARMACEUTICALS — .27% of Total Net Assets
5,500,000	5.000% AbbVie, Inc., 12-15-21 (d)	$5,718,765

		$5,718,765

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments October 31, 2020 (Unaudited)

Principal Amount		Market Value
	REAL ESTATE — 3.51% of Total Net Assets
$4,683,000	3.950% Brandywine Operating Partnership, L.P., 02-15-23	$4,833,783
2,890,000	3.849% CC Holdings GS V, LLC, 04-15-23	3,108,543
7,500,000	3.600% Corporate Office Properties, L.P., 05-15-23	7,884,431
10,000,000	5.250% Corporate Office Properties, L.P., 02-15-24	10,941,035
1,000,000	4.375% Cubesmart, L.P., 12-15-23	1,097,668
6,500,000	3.000% Federal Realty Investment Trust, 08-01-22	6,689,741
2,815,000	3.625% Highwoods Realty, L.P., 01-15-23	2,934,222
3,522,000	4.400% Lexington Realty Trust, 06-15-24	3,831,795
1,050,000	3.375% Mid-America Apartments, L.P., 12-01-22	1,098,265
1,901,000	4.300% Mid-America Apartments, L.P., 10-15-23	2,070,175
2,500,000	3.625% Site Centers Corporation, 02-01-25	2,556,653
13,700,000	1.260% SL Green Operating Partnership, L.P., 08-15-21 (c)	13,616,217
3,419,000	3.950% Washington Real Estate Investment Trust, 10-15-22	3,486,127
4,000,000	3.375% Weingarten Realty Investors, 10-15-22	4,103,384
4,000,000	7.850% Weyerhaeuser Company, 07-01-26	4,982,172
865,000	6.950% Weyerhaeuser Company, 10-01-27	1,096,087

		$74,330,298
	TRANSPORTATION — .58% of Total Net Assets
1,385,000	4.450% Canadian Pacific Railway Limited, 03-15-23	$1,486,916
3,000,000	3.300% J.B. Hunt Transport Services, Inc., 08-15-22	3,129,865
7,500,000	3.450% Ryder System, Inc., 11-15-21	7,714,984

		$12,331,765
	UTILITIES — 1.59% of Total Net Assets
9,500,000	4.104% Dominion Energy, Inc., 04-01-21 (c)	$9,641,146
6,500,000	1.800% Duke Energy Corporation, 09-01-21	6,567,021
7,500,000	5.200% National Fuel Gas Company, 07-15-25	8,215,286
9,000,000	3.150% Progress Energy, Inc., 04-01-22	9,284,985

		$33,708,438
	WASTE & ENVIRONMENTAL SERVICES — .17% of Total Net Assets
3,500,000	2.400% Waste Management, Inc., 05-15-23	$3,644,148

		$3,644,148

		$440,952,515

	UNITED STATES TREASURY SECURITIES — 5.18% of Total Net Assets
20,000,000	United States Treasury bonds 6.250%, 08-15-23	$23,346,802
25,000,000	United States Treasury bonds 6.000%, 02-15-26	32,270,926
40,000,000	United States Treasury bonds 5.250%, 11-15-28	54,188,013

		$109,805,741

	Total Dollar Assets (identified cost $526,898,369)	$550,758,256

	Total Portfolio — 99.50% of total net assets (identified cost $1,651,237,791) (e)	$2,107,717,112
	Other assets, less liabilities (.50% of total net assets)	10,686,997

	Net assets applicable to outstanding shares	$2,118,404,109

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments October 31, 2020 (Unaudited)

Notes:
(a) Non-income producing.
(b) Sponsored American Depositary Receipt (ADR).
(c) Variable or floating rate security whereby the interest rate is periodically reset. The interest rate shown reflects the rate in effect as of October 31, 2020.

(d) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2020, these securities amounted to $42,901,112, or 2.03% of Permanent Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

(e) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

SHORT-TERM TREASURY PORTFOLIO Schedule of Investments October 31, 2020 (Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES — 99.72% of Total Net Assets
$2,000,000	United States Treasury bills .040%, 11-05-20 (a)	$1,999,989
2,500,000	United States Treasury bills .051%, 11-12-20 (a)	2,499,958
2,000,000	United States Treasury bills .064%, 11-19-20 (a)	1,999,934
2,000,000	United States Treasury bills .076%, 12-01-20 (a)	1,999,871
2,000,000	United States Treasury bills .082%, 12-10-20 (a)	1,999,821
2,000,000	United States Treasury bills .083%, 12-17-20 (a)	1,999,787
2,000,000	United States Treasury bills .085%, 01-28-21 (a)	1,999,589

	Total Portfolio — 99.72% of total net assets (identified cost $14,498,788) (b)	$14,498,949
	Other assets, less liabilities (.28% of total net assets)	41,077

	Net assets applicable to outstanding shares	$14,540,026

	Notes:
	(a) Interest rate represents yield to maturity.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

VERSATILE BOND PORTFOLIO Schedule of Investments October 31, 2020 (Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS — 84.14% of Total Net Assets

	ADVERTISING & MARKETING — 2.80% of Total Net Assets
$200,000	4.000% The Interpublic Group of Companies, Inc., 03-15-22	$208,222

		$208,222
	AUTOMOBILES — 3.33% of Total Net Assets
250,000	1.044% Ford Motor Credit Company, LLC, 04-05-21 (a)	$247,133

		$247,133
	CHEMICALS — 6.29% of Total Net Assets
175,000	3.500% Eastman Chemical Company, 12-01-21	$180,276
275,000	3.600% Westlake Chemical Corporation, 07-15-22	285,865

		$466,141
	COMPUTER SOFTWARE & SERVICES — 4.54% of Total Net Assets
350,000	.875% FireEye, Inc., 06-01-24 (b)	$336,882

		$336,882
	CONSUMER PRODUCTS — 3.78% of Total Net Assets
125,000	3.250% B.A.T. International Finance p.l.c, 06-07-22 (c)	$130,093
150,000	.880% Campbell Soup Company, 03-15-21 (a)	150,212

		$280,305
	ENERGY SERVICES & PROCESSING — 5.31% of Total Net Assets
412,500	4.750% El Paso Energy Capital Trust, 03-31-28 (b)	$393,443

		$393,443
	ENGINEERING & CONSTRUCTION — 2.51% of Total Net Assets
175,000	4.375% D.R. Horton, Inc., 09-15-22	$185,827

		$185,827
	FINANCIAL SERVICES — 14.90% of Total Net Assets
225,000	4.000% Apollo Management Holdings, LLC, 05-30-24 (c)	$248,669
200,000	3.500% Associated Bank, N.A., of Green Bay, 08-13-21	204,161
125,000	6.750% B. Riley Financial, Inc., 05-31-24	122,500
300,000	5.500% Jefferies Group, LLC, 10-18-23	329,307
200,000	.886% Manufacturers & Traders Trust Company, 12-01-21 (a)	199,973

		$1,104,610
	INSURANCE — 11.23% of Total Net Assets
350,000	4.350% Kemper Corporation, 02-15-25	$382,470
750,000	7.450% Phoenix Companies, Inc., 01-15-32	450,000

		$832,470
	LODGING — 2.13% of Total Net Assets
160,000	4.625% ESH Hospitality, Inc., 10-01-27 (c)	$158,000

		$158,000
	MANUFACTURING — 8.89% of Total Net Assets
330,000	4.625% Kennametal, Inc., 06-15-28	$359,283
300,000	.793% Textron, Inc., 11-10-20 (a)	300,153

		$659,436

Continued on following page.

VERSATILE BOND PORTFOLIO Schedule of Investments October 31, 2020 (Unaudited)

Principal Amount		Market Value
	NATURAL RESOURCES — 12.92% of Total Net Assets
$175,000	3.750% Mosaic Company, 11-15-21	$178,922
300,000	5.750% Newfield Exploration Corporation, 01-30-22	303,000
500,000	6.950% Occidental Petroleum Corporation, 07-01-24	476,126

		$958,048
	RESTAURANTS — 3.95% of Total Net Assets
300,000	3.875% Brinker International, Inc., 05-15-23	$292,604

		$292,604
	TRANSPORTATION — 1.56% of Total Net Assets
150,000	3.250% SEACOR Holdings, Inc., 05-15-30 (b)	$116,479

		$116,479

	Total Corporate Bonds (identified cost $6,405,427)	$6,239,600

Number of Shares
	PREFERRED STOCKS — 15.76% of Total Net Assets

	REAL ESTATE — 15.76% of Total Net Assets
4,000	6.625% Investors Real Estate Trust Cumulative Perpetual Preferred Class C	$103,040
8,500	6.125% Monmouth REIT Cumulative Perpetual Preferred Class C	211,650
22,125	$1.950 RLJ Lodging Trust Perpetual Preferred Class A (b)	496,043
14,000	6.750% UMH Properties, Inc. Cumulative Perpetual Preferred Class C	357,840

		$1,168,573

	Total Preferred Stocks (identified cost $1,234,762)	$1,168,573

	Total Portfolio — 99.90% of total net assets (identified cost $7,640,189) (d)	$7,408,173
	Other assets, less liabilities (.10% of total net assets)	7,706

	Net assets applicable to outstanding shares	$7,415,879

	Notes:
	(a) Variable or floating rate security whereby the interest rate is periodically reset. The interest rate shown reflects the rate in effect as of October 31, 2020.
	(b) Convertible security.

(c) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2020, these securities amounted to $536,762, or 7.24% of Versatile Bond Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

	(d) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

AGGRESSIVE GROWTH PORTFOLIO Schedule of Investments October 31, 2020 (Unaudited)

Number of Shares		Market Value
	AGGRESSIVE GROWTH STOCKS — 101.68% of Total Net Assets

	AEROSPACE — 5.26% of Total Net Assets
4,000	Lockheed Martin Corporation	$1,400,520

		$1,400,520
	CHEMICALS — 4.87% of Total Net Assets
3,000	Air Products & Chemicals, Inc.	$828,720
5,000	Albemarle Corporation	466,050

		$1,294,770
	COMPUTER SOFTWARE & SERVICES — 19.28% of Total Net Assets
4,000	Autodesk, Inc. (a)	$942,160
15,000	Twilio, Inc. Class A (a)	4,184,550

		$5,126,710
	ELECTRICAL EQUIPMENT & ELECTRONICS — 11.26% of Total Net Assets
3,000	Broadcom, Inc.	$1,048,890
10,000	Intel Corporation	442,800
3,000	NVIDIA Corporation	1,504,080

		$2,995,770
	ENERGY SERVICES & PROCESSING — 1.04% of Total Net Assets
15,000	HollyFrontier Corporation	$277,650

		$277,650
	ENGINEERING & CONSTRUCTION — 1.88% of Total Net Assets
7,000	Fluor Corporation	$79,450
6,000	Lennar Corporation Class A	421,380

		$500,830
	ENTERTAINMENT & LEISURE — 8.59% of Total Net Assets
5,000	Disney (Walt) Company	$606,250
5,000	Facebook, Inc. Class A (a)	1,315,550
5,000	Wynn Resorts, Ltd.	362,150

		$2,283,950
	FINANCIAL SERVICES — 10.63% of Total Net Assets
6,000	First Republic Bank	$756,840
40,000	KeyCorp	519,200
10,000	Morgan Stanley	481,500
10,000	Schwab (Charles) Corporation	411,100
5,000	State Street Corporation	294,500
2,000	Visa, Inc. Class A	363,420

		$2,826,560
	MANUFACTURING — 10.41% of Total Net Assets
4,000	Agilent Technologies, Inc.	$408,360
4,000	Illinois Tool Works, Inc.	783,520
4,000	IPG Photonics Corporation (a)	743,840
4,000	Parker-Hannifin Corporation	833,440

		$2,769,160
	MATERIALS — 1.08% of Total Net Assets
6,000	Nucor Corporation	$286,560

		$286,560

Continued on following page.

AGGRESSIVE GROWTH PORTFOLIO Schedule of Investments October 31, 2020 (Unaudited)

Number of Shares		Market Value
	NATURAL RESOURCES — 7.63% of Total Net Assets
100,000	Freeport-McMoRan, Inc.	$1,734,000
5,000	Nutrien, Ltd.	203,400
10,000	Ovintiv, Inc.	92,000

		$2,029,400
	PHARMACEUTICALS — 8.16% of Total Net Assets
3,000	Amgen, Inc.	$650,820
25,000	Atara Biotherapeutics, Inc. (a)	322,750
25,000	Cortexyme, Inc. (a)	1,196,750

		$2,170,320
	RETAIL — 5.75% of Total Net Assets
3,000	Costco Wholesale Corporation	$1,072,860
5,000	Williams-Sonoma, Inc.	456,050

		$1,528,910
	TRANSPORTATION — 5.84% of Total Net Assets
3,000	FedEx Corporation	$778,410
3,000	Kansas City Southern	528,420
5,000	Ryder System, Inc.	246,300

		$1,553,130

	Total Portfolio — 101.68% of total net assets (identified cost $9,825,300) (b)	$27,044,240
	Liabilities, less other assets (1.68% of total net assets)	(447,038)

	Net assets applicable to outstanding shares	$26,597,202

	Notes:
	(a) Non-income producing.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

NOTES TO SCHEDULES OF INVESTMENTS

October 31, 2020 (Unaudited)

NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS

The following is a summary of net unrealized appreciation (depreciation) of investments as of October 31, 2020 for federal income tax purposes:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
Aggregate gross unrealized appreciation of investments with excess of value over tax cost:
Investments in securities	$ 326,814,283	$ 182	$ 99,218	$ 17,950,423
Investments other than securities	303,129,750	—	—	—

	629,944,033	182	99,218	17,950,423
Aggregate gross unrealized depreciation of investments with excess of tax cost over value:
Investments in securities	(173,464,712)	(21)	(331,234)	(731,483)
Investments other than securities	—	—	—	—

	(173,464,712)	(21)	(331,234)	(731,483)

Net unrealized appreciation (depreciation) of investments	$ 456,479,321	$ 161	$ (232,016)	$ 17,218,940

VALUATION OF INVESTMENTS

Each Portfolio’s assets are valued primarily at market value on the basis of the last quoted sales price on the exchange or system on which they are principally traded. Equity securities traded on the Nasdaq National Market System are normally valued at the Nasdaq Official Closing Price provided by Nasdaq, usually as of 4:00 p.m. Eastern Time each business day. Equity securities that are not traded on a listed exchange or system are valued at the last sales price in the over-the-counter market. If there is no trading in an investment on a business day, the investment will be valued at the mean between its closing bid and asked prices on the exchange or system on which the security is principally traded. Short- and long-term debt securities, including U.S. government and agency securities, listed corporate bonds, other fixed income securities and unlisted securities, are generally valued at the latest price furnished by an independent pricing service. Gold and silver bullion are valued at the closing spot settlement price on the New York Commodity Exchange. Gold and silver coins are valued at the price furnished by an independent pricing service. Deposits of Swiss francs and Swiss government bonds will be valued each business day at prices (converted into U.S. dollars) quoted by an independent pricing service. Foreign securities traded on an exchange are valued on the basis of market quotations most recently available from that exchange. All investments denominated in foreign currencies are converted into U.S. dollars using exchange rates obtained from an independent pricing service. Investments for which bona fide market quotations are not readily available, or investments for which the Fund’s investment adviser determines that a quotation or a price for a portfolio security provided by a dealer or an independent pricing service is not believed to be reflective of market value, are valued by the Valuation Committee of the Fund’s investment adviser pursuant to fair value procedures approved by the Fund’s Board of Trustees.

Continued on following page.

NOTES TO SCHEDULES OF INVESTMENTS

October 31, 2020 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during a reporting period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 — Quoted prices in active markets for identical assets

The Fund’s Level 1 valuation techniques use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

Level 2 — Significant other observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Observable inputs may include quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active, in which there are few transactions, where prices may not be current, or where price quotations vary substantially over time or among market participants. Inputs that are observable for an asset or liability in Level 2 include such factors as interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar assets or liabilities.

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s Level 3 valuation techniques include the use of unobservable inputs that reflect assumptions market participants may use or could be expected to use in pricing an asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that it might reasonably be expected to receive for an investment upon its current sale, consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) type of the investment; (ii) existence of any contractual restrictions on the investment’s disposition; (iii) price and extent of public trading in similar investments or of comparable investments; (iv) quotations or evaluated prices from broker-dealers and/or pricing services; (v) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); (vi) analysis of an issuer’s financial statements; (vii) evaluation of the forces that influence the issuer and the market(s) in which the investment is purchased and sold; and (viii) with respect to debt securities, maturity, coupon, creditworthiness, spread, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

Continued on following page.

NOTES TO SCHEDULES OF INVESTMENTS

October 31, 2020 (Unaudited)

Transfers between levels are recognized at the end of a reporting period. There were no transfers into or out of Levels 1, 2 or 3 during the nine months ended October 31, 2020. The Fund’s Permanent Portfolio, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio held no Level 3 assets during the nine months then ended.

As of October 31, 2020 and during the nine months then ended, the Fund did not hold any derivative instruments, nor did it engage in any hedging activities using derivative instruments.

The following is a summary of the inputs used as of October 31, 2020 in valuing the Fund’s assets:

	Level 1 (Quoted Prices in Active Markets for Identical Assets)	Level 2 (Significant Other Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total
PERMANENT PORTFOLIO®
Gold assets	$477,904,667	$—	$—	$477,904,667
Silver assets	122,958,517	—	—	122,958,517
Swiss franc assets	—	171,491,722	—	171,491,722
Real estate and natural resource stocks	389,410,050	—	—	389,410,050
Aggressive growth stocks †	395,193,900	—	—	395,193,900
Dollar assets:
Corporate bonds †	—	440,952,515	—	440,952,515
United States Treasury securities	—	109,805,741	—	109,805,741

Total Portfolio	$1,385,467,134	$722,249,978	$—	$2,107,717,112

	65.73%	34.27%	—%	100.00%

SHORT-TERM TREASURY PORTFOLIO
United States Treasury securities	$—	$14,498,949	$—	$14,498,949

Total Portfolio	$—	$14,498,949	$—	$14,498,949

	—%	100.00%	—%	100.00%
VERSATILE BOND PORTFOLIO
Corporate bonds †	$—	$6,239,600	$—	$6,239,600
Preferred stocks †	1,168,573	—	—	1,168,573

Total Portfolio	$1,168,573	$6,239,600	$—	$7,408,173

	15.77%	84.23%	—%	100.00%

AGGRESSIVE GROWTH PORTFOLIO
Aggressive growth stocks †	$27,044,240	$—	$—	$27,044,240

Total Portfolio	$27,044,240	$—	$—	$27,044,240

	100.00%	—%	—%	100.00%

†

See the Schedules of Investments for Permanent Portfolio and Aggressive Growth Portfolio for each Portfolio’s industry classification of aggressive growth stocks and the Schedules of Investments for Permanent Portfolio and Versatile Bond Portfolio for each Portfolio’s industry classification of corporate bonds and preferred stocks.

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Schedules of Investments

As of October 31, 2020

INVESTMENT ADVISER

Pacific Heights Asset Management, LLC

600 Montgomery Street

San Francisco, California 94111

CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

DISTRIBUTOR

Quasar Distributors, LLC

111 East Kilbourn Avenue

Milwaukee, Wisconsin 53202

TRANSFER AGENT

U.S. Bank Global Fund Services

P. O. Box 701

Milwaukee, Wisconsin 53201

(for overnight delivery services,

615 East Michigan Street

Milwaukee, Wisconsin 53202)

(800) 341-8900

SHAREHOLDER SERVICES OFFICE

130 South Brune Street

Bartlett, Texas 76511

(254) 527-3102

(800) 531-5142 Nationwide

www.permanentportfoliofunds.com

Must be preceded or accompanied by a Prospectus.	12/20

Permanent Portfolio®, The Permanent Portfolio Family of Funds®, A Fund for All Seasons® and The Permanent Portfolio Family of Funds logo are registered trademarks of Pacific Heights Asset Management, LLC. This Report is Copyright© 2020 Permanent Portfolio Family of Funds. All rights reserved.